Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Income (loss) from Continuing Operations Before Income Taxes	The components of income (loss) before income taxes were as follows:

	2015	2014	2013
United States	$(1,053)	$(709)	$(1,002)
Foreign	716	646	(1,745)

	$(337)	$(63)	$(2,747)

Schedule of Provision for Income Taxes on Income from Continuing Operations

The provision for income taxes consisted of the following:

	2015	2014	2013
Current:
Federal*	$3	$1	$6
Foreign	313	333	127
State and local	—	—	—

	316	334	133

Deferred:
Federal*	(85)	(5)	(2)
Foreign	171	(45)	(8)
State and local	—	—	—

	86	(50)	(10)

Total	$402	$284	$123

*	Includes U.S. taxes related to foreign income

Reconciliation of U.S. Federal Statutory Rate to Alcoa's Effective Tax Rate

A reconciliation of the U.S. federal statutory rate to Alcoa Corporation’s effective tax rate was as follows (the effective tax rate for all periods was a provision on a loss):

	2015	2014	2013
U.S. federal statutory rate	35.0%	35.0%	35.0%
Taxes on foreign operations	(6.7)	(67.5)	(1.1)
Permanent differences on restructuring and other charges and asset disposals	—	(19.4)	(0.5)
Noncontrolling interest(1)	(8.5)	(53.5)	(2.0)
Statutory tax rate and law changes(2)	(0.3)	(57.0)	0.2
Tax holidays(3)	6.2	(61.8)	—
Changes in valuation allowances	(62.6)	3.4	(5.8)
Impairment of goodwill	—	—	(22.1)
Equity income/loss	(2.6)	(23.0)	(0.4)
Impact of capitalization of intercompany debt	3.3	38.1	1.4
Losses and credits with no tax benefit(4)	(82.0)	(243.0)	(9.9)
Other	(1.1)	(2.1)	0.7

Effective tax rate	(119.3)%	(450.8%)	(4.5)%

(1)	In 2014, the noncontrolling interest’ impact on Alcoa Corporation’s effective tax rate was mostly due to the noncontrolling interest’s share of a loss on the divestiture of an ownership interest in a mining and refining joint venture in Jamaica (see Note F).
(2)	In November 2014, Spain enacted corporate tax reform that changed the corporate tax rate from 30% in 2014 to 28% in 2015 and to 25% in 2016. As a result, Alcoa Corporation remeasured certain deferred tax assets related to its Spanish operations.
(3)	In 2014, a tax holiday for a Brazilian entity of Alcoa Corporation became effective (see below).
(4)	Hypothetical net operating losses and tax credits determined on a separate return basis for which it is more likely than not that a tax benefit will not be realized. The related deferred tax asset and offsetting valuation allowance have been adjusted to Net parent investment and, as such, are not reflected in subsequent deferred tax and valuation allowance tables.

Schedule of Components of Net Deferred Tax Assets and Liabilities

The components of net deferred tax assets and liabilities were as follows:

	2015		2014
December 31,	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Depreciation	$264	$529	$180	$591
Employee benefits	286	39	364	28
Loss provisions	302	7	224	8
Deferred income/expense	48	312	41	252
Tax loss carryforwards	992	—	1,142	—
Tax credit carryforwards	15	—	19	—
Derivatives and hedging activities	—	216	3	23
Other	420	412	356	278

	2,327	1,515	2,329	1,180
Valuation allowance	(712)	—	(486)	—

Total	$1,615	$1,515	$1,843	$1,180

Schedule of Expiration Periods of Deferred Tax Assets

The following table details the expiration periods of the deferred tax assets presented above:

December 31, 2015	Expires within 10 years	Expires within 11-20 years	No expiration*	Other*	Total
Tax loss carryforwards	$240	$207	$545	$—	$992
Tax credit carryforwards	15	—	—	—	15
Other	—	—	426	894	1,320
Valuation allowance	(229)	(101)	(282)	(100)	(712)

Total	$26	$106	$689	$794	$1,615

*	Deferred tax assets with no expiration may still have annual limitations on utilization. Other represents deferred tax assets whose expiration is dependent upon the reversal of the underlying temporary difference.

Schedule of Changes in Valuation Allowance

The following table details the changes in the valuation allowance:

December 31,	Note	2015	2014	2013
Balance at beginning of year		$(486)	$(517)	(348)
Increase to allowance		(289)	(19)	(169)
Release of allowance		—	7	3
U.S. state tax apportionment and tax rate changes		30	15	—
Foreign currency translation		33	28	(3)

Balance at end of year		$(712)	$(486)	$(517)

Reconciliation of Unrecognized Tax Benefits (Excluding Interest and Penalties)

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding interest and penalties) was as follows:

December 31,	2015	2014	2013
Balance at beginning of year	$25	$52	$57
Additions for tax positions of the current year	2	2	1
Additions for tax positions of prior years	1	1	10
Reductions for tax positions of prior years	—	(1)	(2)
Settlements with tax authorities	(2)	(28)	(8)
Expiration of the statute of limitations	—	—	(2)
Foreign currency translation	(4)	(1)	(4)

Balance at end of year	$22	$25	$52